Employee Benefit Plans - Schedule of Assumptions Used to Determine Net Periodic Costs (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.42%	3.83%	4.32%
Expected return on plan assets	7.00%	7.00%	7.40%